Financial liabilities at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [abstract]
Fair value of financial liability, attributable to changes in credit risk of liability on cumulative basis	€ 141	€ 139
Financial liabilities designated at fair value through profit or loss to pay at maturity to the holders	€ 6,682	€ 8,634